Statements of changes in equity - AUD ($)	Total	Contributed equity [member]	Other Contributed equity [member]	Reserves [member]	Accumulated Losses [member]	Non-controlling interests [member]
Beginning Balance at Jun. 30, 2019	$ 14,195,000	$ 36,642,000	$ 464,000	$ 2,037,000	$ (24,948,000)
Loss after income tax expense for the year	(12,467,000)				(12,467,000)
Other comprehensive income for the year, net of tax	(4,000)			(4,000)
Total comprehensive income for the year	(12,471,000)			(4,000)	(12,467,000)
Transactions with owners in their capacity as owners:
Share issue costs	(833,000)	(833,000)
Transfers
Share based payment	262,000			262,000
Issue of shares	12,972,000	12,972,000
Conversion of convertible note
Expired options				(1,230,000)	1,230,000
Ending balance at Jun. 30, 2020	14,125,000	48,781,214	464,000	1,066,000	(36,186,000)
Loss after income tax expense for the year	(8,421,960)				(8,422,000)
Other comprehensive income for the year, net of tax	2,000			2,000
Total comprehensive income for the year	(8,420,000)			2,000	(8,422,000)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	32,909,000	32,909,000
Share issue costs	(1,673,000)	(1,673,000)
Transfers
Share based payment	637,000			637,000
Issue of shares	273,000	273,000		(80,000)	80,000
Conversion of convertible note
Expired options				(323,000)	323,000
Ending balance at Jun. 30, 2021	37,851,000	80,290,062	464,000	1,301,000	(44,204,000)
Loss after income tax expense for the year	(24,647,815)				(24,648,000)
Other comprehensive income for the year, net of tax	35,000			35,000
Total comprehensive income for the year	(24,613,000)			35,000	(24,648,000)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	4,202,000	4,202,000
Share issue costs	(493,000)	(493,000)
Immaterial reclassification				(433,000)	433,000
Share based payment	1,674,000			1,674,000
Issue of shares on exercise of options	17,000	17,000		(6,000)	6,000
Conversion of convertible note		464,000	(464,000)
Expired options				(159,000)	159,000
Ending balance at Jun. 30, 2022	$ 18,638,000	$ 84,480,249		$ 2,412,000	$ (68,254,000)